Stock-Based and Employee Savings Plans	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock-Based and Employee Savings Plans	Stock-Based and Employee Savings Plans

Equity Incentive Plan

Under the terms of the Amended and Restated PayPal Holdings, Inc. 2015 Equity Incentive Award Plan (the “Plan”), equity awards, including stock options, restricted stock units (“RSUs”), restricted stock awards (“RSAs”), performance based restricted stock units (“PBRSUs”), deferred stock units (“DSUs”), and stock payments may be granted to our directors, officers, and employees. In May 2018, our stockholders approved increasing the number of shares reserved for issuance under the Plan by an additional 37 million shares. At December 31, 2018, there were 97 million shares authorized under the Plan and 71 million shares were available for future grant. Shares issued as a result of stock option exercises and the release of stock awards were funded primarily with the issuance of new shares of common stock.
All stock options granted under the Plan generally vest 12.5% six months from the date of grant (or 25% one year from the date of hire for grants to new employees) with the remainder vesting at a rate of 2.08% per month thereafter, and generally expire seven years from the date of grant. The cost of stock options is determined using the Black-Scholes option pricing model on the date of grant. We discontinued granting stock options in January 2016.
RSUs are granted to eligible employees under the Plan. In general, RSUs vest in equal annual installments over a period of three years, are subject to an employee's continuing service to us, and do not have an expiration date. The cost of RSUs granted is determined using the fair market value of PayPal's common stock on the date of grant.

Certain of our executives and non-executives are eligible to receive PBRSUs, which are equity awards that may be earned based on an initial target number with the final number of PBRSUs that may be vested and settled determined based on the Company’s performance against pre-established performance metrics over a predefined performance period. PBRSUs granted under the Plan generally have one to three-year performance periods with cliff vesting following the completion of the performance period, subject to the Compensation Committee's approval of the level of achievement against the pre-established performance targets. Over the performance period, the number of PBRSUs that may be issued and related stock-based compensation expense that is recognized is adjusted upward or downward based upon the probability of achieving the approved performance targets against the performance metrics. Depending on the probability of achieving the pre-established performance targets, the number of PBRSUs issued could range from 0% to 200% of the target amount.
Employee Stock Purchase Plan
In May 2018, our stockholders approved increasing the number of shares reserved for issuance under the Amended and Restated PayPal Holdings, Inc. Employee Stock Purchase Plan (“ESPP”) by an additional 50 million shares. Under the terms of the ESPP, shares of our common stock may be purchased over an offering period with a maximum duration of two years at 85% of the lower of the fair market value on the first day of the applicable offering period or on the last business day of each six-month purchase period within the offering period. Employees may contribute between 2% and 10% of their gross compensation during an offering period to purchase shares, but not more than the statutory limitation of $25,000 per year. The company stock purchased through the ESPP is considered outstanding and is included in the weighted-average outstanding shares for purposes of computing basic and diluted earnings per share. For the years ended December 31, 2018, 2017, and 2016, our employees purchased 2.4 million, 2.7 million, and 2.7 million shares under the ESPP at an average per share price of $43.09, $34.06, and $29.49, respectively. As of December 31, 2018, approximately 53 million shares were reserved for future issuance under the ESPP.

Stock Option Activity
The following table summarizes stock option activity of our employees under the Plan for the year ended December 31, 2018:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
	(In thousands, except per share amounts and years)
Outstanding at January 1, 2018	2,440	$28.94
Assumed	160	$20.24
Exercised	(1,370)	$29.28
Forfeited/expired/canceled	(47)	$28.07
Outstanding at December 31, 2018	1,183	$27.39	4.45	$67,311
Expected to vest	293	$24.78	5.30	$17,414
Options exercisable	863	$28.47	4.11	$48,203

The weighted average grant date fair value of options assumed from acquisitions during the years ended December 31, 2018, 2017, and 2016 was $72.02, $49.47 and $8.79, respectively. The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying awards and the quoted price of our common stock at December 31, 2018. During the years ended December 31, 2018, 2017, and 2016, the aggregate intrinsic value of options exercised under the Plan was $71 million, $53 million, and $31 million, respectively, determined as of the date of option exercise. At December 31, 2018, 1.2 million options were in-the-money.
RSU, PBRSU, and Restricted Stock Activity

The following table summarizes the RSUs, PBRSUs, and restricted stock activity under the Plan as of December 31, 2018 and changes during the year ended December 31, 2018:

	Units	Weighted Average Grant-Date Fair Value (per share)
	(In thousands, except per share amounts)
Outstanding at January 1, 2018	33,875	$41.14
Awarded(1)(2)	15,131	$73.69
Vested(1)	(17,903)	$40.92
Forfeited	(3,141)	$52.56
Outstanding at December 31, 2018	27,962	$57.81
Expected to vest	25,177

(1) Includes approximately 2.1 million additional PBRSUs issued in respect of company performance in connection with the Company's 2017 annual incentive plan.
(2) Includes 742,335 shares of restricted common stock issued as a part of the iZettle acquisition.
During the years ended December 31, 2018, 2017, and 2016, the aggregate intrinsic value of RSUs and PBRSUs vested under the Plan was $1.4 billion, $519 million, and $378 million, respectively.

In the year ended December 31, 2018, the Company granted 1.6 million PBRSUs with a one-year performance period (fiscal 2018) and cliff vesting following the completion of the performance period in February 2019 (one year from the annual incentive award cycle grant date) and 0.8 million PBRSUs with a three-year performance period. Additionally, in the year ended December 31, 2018, the Company granted 0.4 million PBRSUs with a five-year performance period based on market conditions; the number of PBRSUs that may be issued under this award is fixed.

In the year ended December 31, 2017, the Company granted 2.9 million PBRSUs with a one-year performance period and cliff vesting following the completion of the performance period in February 2018 (one year from the annual incentive award cycle grant date) and 1.3 million PBRSUs with a three-year performance period.

Stock-Based Compensation Expense
We record stock-based compensation expense for the Plan in accordance with U.S. GAAP, which requires the measurement and recognition of compensation expense based on estimated fair values.

The impact on our results of operations of recording stock-based compensation expense under the Plan for the years ended December 31, 2018, 2017, and 2016 was as follows:

	Year Ended December 31,
	2018	2017	2016
	(In millions)
Customer support and operations	$174	$142	$80
Sales and marketing	125	107	57
Technology and development	303	277	166
General and administrative	269	218	141
Total stock-based compensation expense	$871	$744	$444

Capitalized as part of internal use software and website development costs	$38	$24	$13
Income tax benefit recognized for stock-based compensation arrangements	$154	$218	$127

As of December 31, 2018, there was approximately $883 million of unearned stock-based compensation estimated to be expensed from 2019 through 2020. If there are any modifications or cancellations of the underlying unvested awards, we may be required to accelerate, increase, or cancel all or a portion of the remaining unearned stock-based compensation expense. Future unearned stock-based compensation will increase to the extent we grant additional equity awards, change the mix of grants between stock options and RSUs, or assume unvested equity awards in connection with acquisitions.
Employee Saving Plan

Under the terms of the PayPal Holdings, Inc. Deferred Compensation Plan, which also qualifies under Section 401(k) of the Code, participating U.S. employees may contribute up to 50% of their eligible compensation, but not more than statutory limits. In the years ended December 31, 2018, 2017, and 2016, under the PayPal plan, eligible employees received one dollar for each dollar contributed, up to 4% of each employee’s eligible salary, subject to a maximum employer contribution of $11,200, $10,800, and $10,600, respectively, per employee. Our non-U.S. employees are covered by other savings plans. For the years ended December 31, 2018, 2017, and 2016, the matching contribution expense for our U.S. and international savings plans was approximately $51 million, $47 million, and $42 million, respectively.